Cover	Jan. 18, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 18, 2024
Entity File Number	001-38971
Entity Registrant Name	SPRUCE POWER HOLDING CORPORATION
Entity Central Index Key	0001772720
Entity Tax Identification Number	83-4109918
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2000 S Colorado Blvd
Entity Address, Address Line Two	Suite 2-825
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	866
Local Phone Number	903-2399
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SPRU
Security Exchange Name	NYSE
Entity Emerging Growth Company	false